UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549


FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:  811-21782

Small Cap Value Fund, Inc.
(Exact name of registrant as specified in charter)

8150 N. Central Expressway  #M1120     Dallas, Texas  75206
(Address of principal executive offices)

Laura S. Adams
8150 N. Central Expressway  #M1120     Dallas, Texas 75206
(Name and address of agent for service)

Registrants telephone number, including area code:  800-704-6072

Date of fiscal year end:  December 31

Date of Reporting Period:  June 30, 2013


























Item 1.  Report to Shareholders.



SMALL CAP VALUE FUND, INC.



SEMI-ANNUAL REPORT
JUNE 30, 2013




Small Cap Value Fund, Inc.
8150 N. Central Expressway  #M1120
Dallas, Texas 75206
1-800-704-6072

Fund Symbol: SCAPX



Dear shareholders of Small Cap Value Fund, Inc.,

As of June 30, 2013, the Net Asset Value of the Fund was $32.04, up from $26.54 at the beginning of the year. This resulted in a gain of 20.72% for the first half of the year versus a gain of 16.23% for the S&P 600 Small Cap Index and 15.85% for the Russell 2000 Small Cap Index.

Our top holdings and industry group exposures, as of June 30, 2013, are listed below.

The turnover rate of the Fund continues to be significantly higher than we would normally expect due to opportunistic portfolio rebalancing. This is not disadvantageous to shareholders from a tax standpoint as the Fund has significant tax loss carryforwards and the commission costs for trading are negligible.

We continue to see exceptional investment opportunities and valuations in the small cap area and thus feel that the portfolio will continue to be rewarding for long term investors.


Sincerely,



Steven Adams
Portfolio Manager










SMALL CAP VALUE FUND, INC.
Top Ten Holdings and Asset Allocation
June 30, 2013



Top Ten Holdings*
(% of Net Assets)

Stone Energy Corp                         9.32%
Patterson UTI Energy                      6.79%
Swift Energy Corp                         6.53%
Knightsbridge Tankers                     5.35%
Walter Energy                             5.33%
WellCare Health Plans                     5.19%
Coeur Mining                              5.12%
Cirrus Logic                              5.04%
PDL BioPharma                             4.98%
Skullcandy                                4.94%
                                         ------
                                         58.59%

Asset Allocation
(% of Net Assets)

Crude Petroleum and Natural Gas                          20.12%
Oil Drilling and Gas Wells                                6.79%
Water Transportation                                      5.35%
Bituminous Coal and Lignite Mining                        5.33%
Hospital and Medical Service Plans                        5.19%
Gold and Silver Ores                                      5.12%
Semi Conductors and Related Devices                       5.04%
Biological Products, Except Diagnostic Substances         4.98%
Household Audio and Video Equipment                       4.94%
Air Transportation, Scheduled                             4.86%
Miscellaneous Retail                                      4.77%
Railroad Equipment                                        4.65%
Printed Circuit Boards                                    4.47%
Papermills                                                4.21%
Management Consulting Svcs                                4.16%
Telephone Communications                                  3.99%
Search, Detection, Navigation, Aeronautical & Nautical    3.77%
Other Assets less liabilities, net                        2.26%
                                                        -------
						          100.00%




*Portfolio holdings are subject to change and are not recommendations of individual stocks








SMALL CAP VALUE FUND, INC.
EXPENSES
JUNE 30, 2013

As a shareholder of the Fund you incur ongoing costs including management fees and other operating expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period to June 30, 2013.

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,500 account value divided by $1,000 equals 8.5), then multiply this result by the number in the first line under the heading ?Expenses Paid During Period? to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund?s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund?s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees.
Therefore, the second line of the table is useful in comparing ongoing costs only.

                                                          Expenses Paid
                  Beginning              Ending          During Period*
               Account Value      Account Value       December 31, 2012
           December 31, 2012      June 30, 2013        to June 30, 2013
           -----------------       -------------      -----------------

Actual            $  1,000          $   1,207               $   5.20

Hypothetical**    $  1,000          $   1,025               $   4.80

*Expenses are equal to the Fund?s annualized expense ratio of 0.95%, multiplied by the average account value over the period, multiplied by 181 days/365 days to reflect the one-half year period
** Hypothetical return assumes 5% return before expenses.




SMALL CAP VALUE FUND, INC.
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
JUNE 30, 2013


ASSETS
   Investment securities, at
               value(cost $13,433,438)       $ 13,098,525
   Cash                                           309,661
   Accrued interest                                     1
   Dividends receivable                             5,954
                                              -----------
              Total assets                     13,414,142
                                              -----------

LABILITIES
   Advisory fees payable                           10,773
                                              -----------
              Total liabilities                    10,773
                                              -----------

NET ASSETS ?
 (Equivalent to $32.04 per
  share based on 418,293 shares
   of common stock issued and outstanding;
   100,000,000 shares authorized,
   $0.001 par value                          $ 13,403,369

============

NET ASSETS CONSIST OF:
  Common stock				         $        418
  Paid-in capital                              16,686,803
  Net unrealized depreciation
   of investments                                (334,913)
  Accumulative operating loss                      (8,894)
  Undistributed net investment income              24,373
  Undistributed net realized gain on
   Investments(inc loss carryovers)            (2,964,418)

------------
Net assets                                   $ 13,403,369
                                             ============













See accompanying notes to these financial statements.


SMALL CAP VALUE FUND, INC.
SCHEDULE OF INVESTMENTS (Unaudited)
JUNE 30, 2013


DESCRIPTION                                 SHARES        FAIR VALUE
-----------                                 ------      ------------

COMMON STOCKS ? 97.74

Biological Products, Except Diagnostic
Substances-4.98%
   PDL BioPharma                             86,450           667,394

Oil Drilling and Gas Wells-6.79%
   Patterson UTI Energy			47,020		  910,072

Water Transportation-5.35%
   Knightsbridge Tankers                     97,375           716,680

Railroad Equipment-4.65%
   Freightcar America                        36,670           623,023

Papermills-4.21%
   Resolute Forest Products  (a)             42,830           564,071

Crude Petroleum and Natural Gas-20.12%
   Swift Energy   (a)                        72,945	        874,611
   Stone Energy   (a)                        56,700         1,249,101
   Vaalco Energy  (a)                       100,000           572,000
                                                             --------
                                                            2,695,712

Semi Conductors and Related Devices-5.04%
   Cirrus Logic   (a)                        38,900           675,304

Air Transportation, Scheduled-4.86%
   Hawaiian Airlines   (a)                  106,600           651,326

Printed Circuit Boards-4.47%
   Multi-Fineline Electronix  (a)            40,482           599,538

Telephone Communications-3.99%
   Telephone & Data Systems                  21,720           535,398

Search, Detection, Navigation, Guidance, Aeronautical,
and Nautical Systems-3.77%
   Telenav   (a)                             96,500           504,695








-	Continued ?

SMALL CAP VALUE FUND, INC.
SCHEDULE OF INVESTMENTS, continued
JUNE 30, 2013

DESCRIPTION                                  SHARES        FAIR VALUE
-----------                                  ------       -----------

Hospital and Medical Service Plans-5.19%
   WellCare Health Plans  (a)                12,520           695,486

Bituminous Coal And Lignite Mining-5.33%
  Walter Energy                              68,724           714,730

Gold and Silver Ores-5.12%
  Coeur Mining   (a)                         51,588           686,121

Household Audio & Video Equipment-4.94%
   Skullcandy   (a)                         121,197           661,736

Miscellaneous Retail-4.77%
  Zagg Inc   (a)                            119,607           639,897

Management Consulting Svcs-4.16%
   Brink?s                                   21,848           557,342
                                                             --------

Total common stocks (cost $13,433,438)                     13,098,525

- Continued -


SMALL CAP VALUE FUND, INC.
SCHEDULE OF INVESTMENTS (Unaudited), continued
JUNE 30, 2013

                                                 SHARES   FAIR VALUE
SHORT-TERM INVESTMENTS ? 2.31%                   ------    ---------
   Schwab Money Market Fund-current interest
      at 0.01%
       			                        309,661  $   309,661
                                                            --------
   Total short-term investments (cost $ 309,661)             309,661
                                                            --------

Total investment securities ? 100.04% (cost $13,743,099)  13,408,186

Other assets less liabilities ? (0.04%                        (4,818)
                                                            --------

Net assets ? 100.00%                                   $  13,403,369
                                                        ============

(a) Presently non-income producing


































See accompanying notes to these financial statements.


SMALL CAP VALUE FUND, INC.
STATEMENT OF OPERATIONS (Unaudited)
For the Period December 31, 2012 through June 30, 2013



INVESTMENT INCOME:
   Dividends                                             $     85,093
   Interest                                                        50
                                                         ------------
          Total investment income                              85,143

EXPENSES ?
   Advisory fees                                               60,770
                                                               ------

          Net investment income                                24,373
   ------------

GAINS ON INVESTMENTS ?
   Net realized gain(loss) on investments                   3,327,034
   Net change in unrealized depreciation of securities     (1,040,925)
                                                         ------------
        Net realized gain and
           Unrealized loss on investments    		      2,286,109
------------

   Net increase in net assets resulting from operations  $  2,310,482
                                                         ============



























See accompanying notes to these financial statements.


SMALL CAP VALUE FUND, INC.
STATEMENT OF CHANGES IN NET ASSETS (Unaudited)


                                       Six Months Ended      Year Ended
                                          June 30, 2013   Dec. 31, 2012

INCREASE IN NET ASSETS FROM OPERATIONS:
   Net investment income                    $    24,373   $     55,275
   Net realized gain(loss) on investments 3,327,034 1,971,886 Net change in unrealized appreciation
   (depreciation)of securities               (1,040,925)        27,249
          				  -----------    -----------
      Net increase in net assets
      resulting from operations               2,310,482      2,054,410


DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income                              0        (55,275)
   Net realized gains                                 0              0
                                            -----------    ------------
         Total Distributions                          0        (55,275)

CAPITAL SHARE TRANSACTIONS                   (   54,017)      (565,065)
                                            -----------    ------------

TOTAL INCREASE(DECREASE) IN NET ASSETS        2,256,465      1,434,070

NET ASSETS, beginning of period              11,146,904      9,712,834
                                            -----------    ------------

NET ASSETS, end of period                  $ 13,403,369   $ 11,146,904
                                            ===========    ============


















See accompanying notes to these financial statements.


SMALL CAP VALUE FUND, INC.
FINANCIAL HIGHLIGHTS (Unaudited)

PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH
PERIOD ENDING:
                       PERIOD   YEAR      YEAR      YEAR      YEAR      YEAR
                        ENDED   ENDED     ENDED     ENDED     ENDED     ENDED
                      6/30/13   2012      2011      2010      2009      2008
                        -----   ------    ------    ------    ------    -------
Net asset value,
  beginning of period  $26.54   $21.87    $22.29    $16.53    $11.62    $19.90
                       ------   ------    ------    ------    ------    -------
Income from investment
operations:
  Net investment income  0.05     0.13      0.20     (0.01)     0.02      0.32
  Net realized and
  unrealized gains
  (losses)on investments 5.45     4.67     (0.42)     5.77      4.91     (8.28)
                         -----    -----    -----     -----     ------    ------
Total income(loss)from
  investment operations	 5.50     4.80     (0.22)     5.76      4.93     (7.96)
                         -----   ------    ------    -----     ------    ------
Less distributions from:
  Net investment income  0.00    (0.13)    (0.20)     0.00     (0.02)    (0.32)
  Net realized gains     0.00     0.00      0.00      0.00     (0.00)    (0.00)
                         ----    ------    ------    ------   ------     ------
    Total distributions  0.00    (0.13)    (0.20)     0.00     (0.02)    (0.32)
                         -----   -----     -----     -----     ------    ------
Net asset value,
  end of period        $32.04   $26.54    $21.87    $22.29    $16.53    $11.62
                       -------  -------    ------   ------    ------    ------

Total Return            20.72%  21.96%    (0.99)%   34.85%    42.43%   (41.49)%

Net assets, end of
   period(in 1000's)   $13,403   $11,147  $9.713   $18,388   $17,380   $16,225

Ratio of expenses to
   average net
   asset(a)              0.95%    0.95%    0.96%     0.97%     0.94%     0.94%

Ratio of net investment
   income to average net
   assets                0.38%    0.55%    0.61%    (0.05)%    0.16%     0.20%

Portfolio turnover
   rate (annualized)   202.90%   90.31%   69.29%    80.53%    29.12%    23.30%




(a) The Fund?s actual expenses are calculated daily at 0.95% of net asset value (NAV).



See accompanying notes to these financial statements
       SMALL CAP VALUE FUND, INC.
NOTES TO FINANCIAL STATEMENTS


1.	ORGANIZATION

Small Cap Value Fund, Inc. (the ?Fund?) was incorporated in the State of Texas on June 16, 2005 and is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The investment objective of the Fund is to achieve growth by investing primarily in small capitalization common stocks. The effective date of the Fund?s Registration under the Securities Act of 1933 was October 27, 2005.

2.	SIGNIFICANT ACCOUNTING POLICIES

Use of Estimates
The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Security Valuation
Securities listed on a national securities exchange or in the over-the-counter market are valued at the last quoted sales price on the day of valuation, or if no quoted sales price was reported on that date, the last quoted bid price. Short-term investments are valued at cost which approximates fair value. Securities for which quotations are not readily available are valued at their estimated fair value as determined in good faith by the Fund?s Board of Directors.

Securities Transactions and Investment Income
Securities transactions are recorded on a trade-date basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Realized gains and losses are determined on a specific identification basis of the securities sold. Unrealized gains and losses resulting from the appreciation and depreciation of securities carrying values are included in the statement of operations.

Distribution of Income and Gains
The Fund declares and pays dividends annually from net investment income and from net realized gains, if any. Distributions from realized gains for book purposes may include short-term capital gains, which are included in ordinary income for tax purposes. Dividends are paid upon Board approval by the end of each calendar year.




SMALL CAP VALUE FUND, INC.
NOTES TO FINANCIAL STATEMENTS

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Federal Income Taxes
The Fund?s policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income, including any realized gains on investments, to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Net investment income (loss), net realized gains (losses) and the cost of investments in securities may differ for financial statement and income tax purposes. The character of distributions from net investment income (loss) or net realized gains (losses) may differ from their ultimate characterization for income tax purposes. At December 31, 2011, there were no material differences. Also, due to the timing of dividend distributions, the year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

   Subsequent events
Subsequent events were evaluated through July 9, 2013, the date in which these financials were available to be issued.





























SMALL CAP VALUE FUND, INC.
NOTES TO FINANCIAL STATEMENTS

3.	FAIR VALUE OF INVESTMENTS

    In accordance with U.S. generally accepted accounting principles (?GAAP?), fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

   Level 1 - quoted prices in active markets for identical investments.

   Level 2 - observable inputs, other than quoted prices (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

   Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

   The following table summarizes the valuation of the Fund's investments by the above fair value hierarchy levels as of June 30, 2013:
                                    Investments          Other
                                    in                   Financial
      Level                         Securities           Instruments *
      -----                         ----------           ------------
      Level 1:
         Common Stock               $13,098,525          $          0
         Short term investments         309,661                     0
                                    -----------          ------------
             Total Level 1:          13,408,186                     0
      Level 2                                 0                     0
      Level 3                                 0                     0
                                    -----------          ------------
      Total                         $13,408,186          $          0
                                    ===========          ============

   * Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures forwards and swap contracts, which are valued at the unrealized appreciation depreciation on the instrument. As of June 30, 2013, the Fund did not own any other financial instruments.
SMALL CAP VALUE FUND, INC.
NOTES TO FINANCIAL STATEMENTS


4.	CAPITAL SHARE TRANSACTIONS
Capital share transactions in the Fund?s $0.001 par value common stock were as follows:

                            Period Ended              Year Ended
                           June 30, 2012       December 31, 20112
                       -------------------  ---------------------
                       Shares       Amount  Shares         Amount

Shares sold                 0    $       0    26,108    $ 671,554

Shares issued in
  reinvestment of
  dividends	              0            0     2,107       55,275
                       ------     --------  ---------  ----------
                                              28,215      726,829
Shares redeemed        (1,661)     (54,017)  (52,374)  (1,291,895)
                       ------     --------  ---------  ----------

Net (decrease)         (1,661)     (54,107)  (24,159)    (565,066)

Beginning of year     419,953   16,741,238   444,112  $17,306,304
                       ------     --------    -------  ----------
End of year           418,292   16,687,131   419,953  $16,741,238
		=========	==========  =========  ==========

5.	INVESTMENT TRANSACTIONS
The aggregate cost of purchases and proceeds from sales of investment securities, excluding short-term investments, aggregated $13,065,800 and $12,757,613, respectively, for the Period ended June 30, 2013. The aggregate cost of investment securities, excluding short term investments, for federal income tax purposes was $13,433,438 as of June 30, 2013. There were no differences between the financial reporting basis and the income tax basis in the cost or net unrealized appreciation (depreciation) of the Fund?s investments as of June 30, 2013.

As of June 30, 2013 and December 31, 2012, the aggregate unrealized appreciation and depreciation of investment securities was as follows:

Description                      June 30, 2013    December 31, 2012
-----------                         ----------           ---------
Unrealized appreciation         $      532,855       $   1,642,466
Unrealized depreciation               (867,768)           (936,453)
                                  ------------         -----------
Net unrealized appreciation
   (depreciation)               $      334,913       $     706,012
                                    ============      ============




SMALL CAP VALUE FUND, INC.
NOTES TO FINANCIAL STATEMENTS

6.	DISTRIBUTION TO SHAREHOLDERS
 No distributions have been paid for 2013 as of June 30, 2013.

7.	ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
The Fund and the Advisor are under common control and the existence of that control may create operating results and financial position different than if they were autonomous.

   The Fund has an investment advisory agreement with Adams Asset Advisors, LLC (the ?Advisor?) to provide investment advisory services to the Fund. Laura S. Adams is the managing member of the Advisor and is an officer, director and shareholder of the Fund. Under the terms of the agreement, the Fund will pay the Advisor a monthly fee at the annual rate of 0.95% of the Fund?s average daily net assets. The fee is computed daily and payable monthly. The Advisor has contractually agreed to pay all operating expenses of the Fund, except brokerage fees and commissions, interest, taxes and extraordinary expenses.

   The advisory fee for the first six months of 2013, ending June 30, 2013, as computed pursuant to the investment advisory agreement, totaled $60,770, of which $10,773 was payable on June 30, 2013.

The Advisor acts as the transfer agent for the Fund, with Fidelity Investments as the sub-transfer agent. There are no fees associated with these services.

The Fund acts as its own custodian, effective September 1, 2008, and is in compliance per requirements of Rule 17f-2. There are no fees associated with these services.


8.	ACCOUNTING FOR UNCERTAIN TAX POSITIONS

   As of December 31, 2012, open Federal tax years, subject to examination, include the tax years ended December 31, 2009 through December 31, 2011. The Fund has no examination in progress.

















ADDITIONAL INFORMATION

PROXY VOTING INFORMATION
Small Cap Value Fund, Inc. management is responsible for exercising the voting rights associated with the securities held by the Fund. A description of our philosophy on fulfilling this responsibility is available without charge, upon request, by calling 1-800-704-6072.

QUARTERLY FILING OF PORTFOLIO HOLDINGS
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website athttp://www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

APPROVAL OF INVESTMENT ADVISORY AGREEMENT
At an in-person meeting held on January 15, 2013, the Board of Directors, including a majority of Directors that are not "interested" persons of the Fund(as the term is defined in the 1940 Act), re-approved the Advisory Agreement based upon its review of the qualitative and quantitative information provided by the Investment Advisor. The Directors considered, among other things, the following information regarding the Investment Advisor.

NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY THE INVESTMENT
ADVISOR
The Directors reviewed the nature, quality and scope of current and anticipated services provided by the Investment Advisor under the Advisory Agreement. This includes portfolio management, supervision of Fund operations and compliance and regulatory matters.

INVESTMENT PERFORMANCE
The Directors reviewed the performance of the Fund, as compared to other mutual funds and market benchmarks. This review focused on the long-term performance of the Fund.

COST OF SERVICES TO THE FUND AND PROFITABILITY OF ADVISOR
The Directors considered the Fund's management fee and total expense ratio relative to industry averages. The Directors determined that the Advisor is operating profitably, is viable and should remain as an ongoing entity.

ECONOMIES OF SCALE
The Directors considered information regarding economies of scale with respect to the management of the Fund.

CONCLUSIONS
Based on the above review and discussions, the Directors concluded that it is in the best interest of the Fund and its shareholders to approve the Advisory Agreement.





Board of Directors Information
Small Cap Value Fund, Inc.
June 30, 2013


The business and affairs of the Fund are managed under the direction of the Fund's Board of Directors. Information pertaining to the Directors of the Fund are set forth below. The Fund's Statement of Additional Information includes additional information about the Fund's Directors, and is available without charge, by calling 1-800-704-6072. Each director may be contacted by writing to the director c/o Small Cap Value Fund, Inc, 8150 N. Central Expressway, Suite M1120, Dallas, Texas, 75206.



INDEPENDENT DIRECTORS

Name and Age        Position  Term Principal Occupation  Other Public
                                   Past five years       Directorships
------------------- --------  ---- --------------------- -------------

Vicky L. Hubbard    Director  1 Yr Private Investor,     Stock Dividend
Age 55                             Technology Mngr prior Fund, Inc.


Yolawnde F. Malone  Director  1 Yr Senior Tax Mngr,      Stock Dividend
Age 49                             Montgomery Coscia     Fund, Inc.
                                   Greilich LLP, CPA
                                   Family Legacy Trust
                                   prior

Melissa D. Gordon,  Director  1 Yr Pathologist, former   Stock Dividend
M.D.                               Partner at North      Fund, Inc.
Age 50                             Dallas Pathology


INTERESTED DIRECTORS

Laura S. Adams      Director, 1 Yr President, Adams      Stock Dividend
Age 52              President      Asset Advisors        Fund, Inc.
                    Secretary      since 2002, Private
                    Treasurer      Investor prior





This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of Stock Dividend Fund, Inc. Such offering is made only by prospectus, which includes details as to offering price and material information.




Item 2. Code of Ethics. The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to all officers and employees of the Fund. The registrant has not made any amendments to its code of ethics or granted any waivers or exceptions to the code during the covered period.

Item 3. Audit Committee Financial Expert. The entire Board of Directors, in effect, acts as the audit committee. The Board has two financial experts serving on the Board. Laura Adams and Yolawnde Malone are the financial experts. Mrs. Adams is an ?interested? Director and Mrs. Malone is an ?independent? Director.

Item 4. Principal Accountant fees and services. As part of the Registrants contract with the Investment Advisor of the Fund, the Investment Advisor is responsible for paying all accountant and related audit fees as part of the Advisory fee paid by the Fund.

Item 5. Audit Committee of listed Registrants. (Not applicable for semi-annual reports)

Item 6. Schedule of Investments. Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.  Disclosure of proxy voting policies and procedures for closed-
end management investment companies.   (Not applicable)

Item 8.  Portfolio Managers of Closed-End Management Investment
Companies.  Not Applicable to open-end investment companies.

Item 9. Purchase of equity securities by closed-end management investment companies. (Not applicable)

Item 10.  Submission of Matters to a vote of security holders.  (None)

Item 11.  Controls and Procedures

a)	    The Fund?s president has concluded that the Fund?s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission?s rules and forms, based upon such officers? evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

b)	    There were no significant changes or corrective actions with regard to deficiencies or material weaknesses in the Fund?s internal controls or in other factors that could significantly affect the Fund?s internal controls subsequent to the date of their evaluation.








Item 12.  Exhibits.

a)	(1)Code of Ethics-Not applicable for semi-annual reports.
(2)Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002- Attached

b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002- Attached








Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Small Cap Value Fund
By /s/ Laura S. Adams
--------------------------------------
Laura S. Adams
President
Principal Executive Officer and Principal Financial Officer

Date  7/9/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and dates indicated.

Small Cap Value Fund
By /s/ Laura S. Adams
--------------------------------------
Laura S. Adams
President
Principal Executive Officer and Principal Financial Officer

Date  7/9/13